Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Corindus, Inc. and Corindus Security Corporation. Corindus, Inc. is our operating subsidiary, while Corindus Security Corporation was created solely to hold and invest the proceeds from issuance of equity. All intercompany transactions and balances have been eliminated in consolidation. The functional currency of both wholly-owned subsidiaries is the U.S. dollar and, therefore, the Company has not recorded any currency translation adjustments.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Corindus, Inc. and Corindus Security Corporation, which was created on December 21, 2012 to hold and invest the proceeds from issuance of equity. All intercompany transactions and balances have been eliminated in consolidation. The functional currency of both wholly-owned subsidiaries is the U.S. dollar and, therefore, the Company has not recorded any currency translation adjustments.

Reclassification

Reclassification

Sales and marketing expenses of $1,940 for the three months ended March 31, 2014 have been reclassified to selling, general and administrative expenses to conform to 2015 presentation.

Reclassification Sales and marketing expenses of $5,676 in 2013 have been reclassified to selling, general and administrative expenses to conform to 2014 presentation.
Segment Information	Segment Information The Company operates in one business segment, which is the marketing, sales and development of robotic-assisted vascular interventions

Segment Information

The Company operates in one business segment, which is the marketing, sales and development of robotic-assisted vascular interventions. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions regarding resource allocation and assessing performance. To date, the chief operating decision maker has made such decisions and assessed performance at the company level, as one segment. The Company’s chief operating decision maker is the Chief Executive Officer.

Revenues from domestic customers amounted to $896 in 2013 and approximately $2,200 in 2014. Revenues from international customers, primarily in Dubai and Israel, amounted to none in 2013 and approximately $1,000 in 2014.

Use of Estimates

Use of Estimates

The process of preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements. Such management estimates include those relating to revenue recognition, inventory write-downs to reflect net realizable value, assumptions used in the valuation of stock-based awards, and valuation allowances against deferred income tax assets. Actual results could differ from those estimates.

Use of Estimates

The process of preparing financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements. Such management estimates include those relating to revenue recognition, inventory write-downs to reflect net realizable value, assumptions used in the valuation of stock-based awards and warrants, and valuation allowances against deferred income tax assets. Actual results could differ from those estimates.

Financial Instruments

Financial Instruments

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level hierarchy is used to prioritize the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements), and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

•	Level 1—Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

•	Level 2—Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3—Level 3 inputs are unobservable inputs for the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

There were no assets and liabilities as of December 31, 2014 and March 31, 2015 that are measured and recorded in the financial statements at fair value on a recurring basis. There were no transfers between Level 1, 2 or 3 assets or liabilities during the three months ended March 31, 2014 and 2015.

Financial Instruments

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level hierarchy is used to prioritize the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements), and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 – Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Level 3 inputs are unobservable inputs for the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

There were no assets and liabilities as of December 31, 2014 that are measured and recorded in the financial statements at fair value on a recurring basis. There were no transfers between Level 1, 2 or 3 assets or liabilities during the years ended December 31, 2013 or 2014. The following table shows the Company’s assets and liabilities as of December 31, 2013 that are measured and recorded in the financial statements at fair value on a recurring basis:

	December 31, 2013
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3
Assets
Money market funds (a)	$9,700	$—	$—
Liabilities
Warrant liability (b)	$—	$—	$3,152

(a)	The fair values of the Company’s money market funds, which are included in cash and cash equivalents, are based on quotes received from third-party banks.
(b)	See Note 12 for a roll-forward of the warrant liability and a discussion of the valuation of this financial instrument.

The Company’s financial instruments of deposits and notes receivable are carried at cost and approximate their fair values given the liquid nature of such items. The fair value of the Company’s long-term debt amounted to $8,748 at December 31, 2014, which was based on a discounted cash flow analysis, which included level 3 inputs.

Cash Equivalents

Cash Equivalents

The Company considers highly liquid short-term investments, which typically have consisted of money market funds, with original maturity dates of three months or less at the date of purchase to be cash equivalents. From time to time, the Company’s cash balances may exceed federal deposit insurance limits. There were no amounts invested in money market funds at March 31, 2015 and December 31, 2014.

Cash Equivalents

The Company considers highly liquid short-term investments, which consist of money market funds, with original maturity dates of three months or less at the date of purchase to be cash equivalents. From time to time, the Company’s cash balances may exceed federal deposit insurance limits.

Product Warranty and Allowance for Doubtful Accounts

Product Warranty and Allowance for Doubtful Accounts

The Company’s allowance for doubtful accounts was $3 and none at December 31, 2013 and 2014, respectively. The Company’s accounts receivable consist primarily of amounts due from large, well-capitalized customers and while the Company reviews their creditworthiness, collectability is generally not an issue. The Company records an allowance for doubtful accounts, when necessary, based on the potential for minor collectability issues within the customer base. The amounts have not been material to date.

Customers are permitted to return defective products under the Company’s standard product warranty program. For CorPath Systems, the Company’s standard one-year warranty provides for the repair of any product that malfunctions. Return and replacement can only occur if a material breach of the warranty remains uncured for 30 days. A roll-forward of the Company’s warranty liability is as follows:

Balance at December 31, 2012	$19
Provision for warranty obligations	57
Settlements	(47)

Balance at December 31, 2013	29
Provisions for warranty obligations	96
Settlements	(64)

Balance at December 31, 2014	$61

Inventories

Inventories

Inventories are valued at the lower of cost or market using the first-in, first-out (“FIFO”) method. The Company routinely monitors the recoverability of its inventory and records the lower of cost or market reserves based on current selling prices and reserves for excess and obsolete inventory based on historical and forecasted usage, as required. Scrap and excess manufacturing costs are charged to cost of revenue as incurred and not capitalized as part of inventories.

Inventories

Inventories are valued at the lower of cost or market using the first-in, first-out (FIFO) method. The Company routinely monitors the recoverability of its inventory and records the lower of cost or market reserves based on current selling prices and reserves for excess and obsolete inventory based on historical and forecasted usage, as required. Scrap and excess manufacturing costs are charged to cost of revenue as incurred and not capitalized as part of inventories.

Property and Equipment

Property and Equipment

Property and equipment is carried at cost. Major items and betterments are capitalized; maintenance and repairs are charged to expense as incurred. The Company capitalizes certain costs incurred in connection with developing or obtaining internal-use software. Software costs that do not meet capitalization criteria are expensed as incurred. Demonstration equipment represents internally manufactured capital equipment that is used on-site at trade shows and at customer locations to demonstrate the CorPath System. Field equipment represents internally manufactured capital equipment placed at customer locations under a program that involves the placement of a system at the customer’s site and the customer’s agreement to purchase a minimum number of cassettes each month. At December 31, 2014, the Company had placed five field equipment units and one unit for a customer’s evaluation under such arrangements.

Depreciation on the demonstration equipment is charged to selling, general and administrative and the deprecation on the field equipment is charged to cost of revenue. Depreciation is computed under the straight-line method over the estimated useful lives of the respective assets.

Depreciation is provided over the following estimated asset lives:

Machinery and equipment	5 years
Computer equipment	3 years
Office furniture and equipment	5 years
Leasehold improvements	Shorter of life of lease or useful life
Vendor tooling	3 years
Software	4 years
Demonstration equipment	3 years
Field equipment	3 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company’s long-lived assets principally consist of property and equipment. The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. An impairment loss is recognized when expected cash flows are less than an asset’s carrying value. Accordingly, when indicators of impairment are present, the Company evaluates the carrying value of such assets in relation to the operating performance and estimated future undiscounted cash flows of the underlying assets. The Company’s policy is to record an impairment loss when it is determined that the carrying amount of the asset may not be recoverable. No such impairment charges have been recognized.

Revenue Recognition

Revenue Recognition

The CorPath System is a capital medical device used by hospitals and surgical centers to perform heart catheterizations. Use of the CorPath System requires a sterile, single-use cassette (the “CorPath Cassette”), which are sold separately, for each procedure. Products are sold to customers with no rights of return. The Company recognizes revenue on the sale of products when the following criteria are met:

•	Persuasive evidence of an arrangement exists

•	The price to the buyer is fixed or determinable

•	Collectability is reasonably assured

•	Risk of loss transfers and the product is delivered

In each arrangement, the Company is responsible for installation of the CorPath System and initial user training, which services are deemed essential to the functionality of the system. Therefore, the Company recognizes system revenue when the CorPath System is delivered, installed, and accepted by the end user customer.

Each CorPath System is sold with a standard one year warranty, which provides that the CorPath System will function as intended and during that one year period, the Company will either replace the product or a portion thereof or provide the necessary repair service during the Company’s normal service hours. The Company accrues for the estimated costs of the warranty once the CorPath System revenue is recognized.

The Company generally enters into multiple element arrangements, which include the sale of a CorPath System with an initial order of CorPath Cassettes, and may include either a basic service plan or a premium service plan. The basic service plan provides for an extended warranty period and the premium service plan provides for the extended warranty as well as component upgrades. Deliverables, which are accounted for as separate units of accounting under multiple-element arrangements include: (a) the CorPath System, including delivery installation and initial training, which are subject to customer acceptance and (b) the initial shipment of CorPath Cassettes to the customer, and may include either (c) a basic service plan or (d) a premium service plan.

The Company recognizes revenue on multiple-element arrangements in accordance with Accounting Standards Update (“ASU”) 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements, based on the estimated selling price of each element. In accordance with ASU 2009-13, the Company uses vendor-specific objective evidence (“VSOE”), if available, to determine the selling price of each element. If VSOE is not available, the Company uses third-party evidence (“TPE”) to determine the selling price. If TPE is not available, the Company uses its best estimate to develop the estimated selling price (“BESP”).

The Company uses BESP to determine the selling price of its systems as well as the basic and premium service plans. BESP is determined based on estimated costs plus a reasonable margin, and has generally been consistent with the price charged to the customer for such products and services. The determination of BESP also considers the price of the service plans charged to customers when such services are sold separately in subsequent transactions. The Company also uses BESP to determine the selling price of the initial order of cassettes, which considers the price at which it charges its customers when the cassettes are sold separately.

Revenue related to basic service plans is recognized on a straight-line basis over the life of the service contract. Revenue related to premium service plans is recognized over the life of the service contract, with consideration given to the expected timing of costs to be incurred related to the delivery of component upgrades. Revenues from accessories are recorded upon delivery and services provided by the Company outside of a basic or premium service contract are recognized as the services are provided.

There are no performance, cancellation, termination, or refund-type provisions under the Company’s multiple element arrangements.

On January 21, 2011, the Company entered into a distributor agreement with Philips Medical Systems Nederland, B.V. (“Philips”) appointing Philips to be the sole worldwide distributor for the promotion and sale of the Company’s CorPath System. Under the agreement, Philips sold the equipment directly to the end user and the Company was responsible for installation and initial training. Revenue was recognized on a net basis based on the amount billed to Philips and upon acceptance of the system by the end-user customer. This agreement with Philips expired on August 7, 2014.

The Company also sells CorPath Cassettes under a CorPath Utilization Program (“CUP”), which is a multi-year arrangement that involves the placement of a CorPath System at a customer’s site free of charge and the customer agrees to purchase a minimum number of CorPath Cassettes each month at a premium over the regular price. The Company records revenue upon shipment of the cassettes based on the selling price of the CorPath Cassettes. The system is capitalized as field equipment in property and equipment and is depreciated on a straight line basis through cost of revenue over the estimated useful life of the system, which generally approximates the length of the CUP program contract, which is typically 36 months. Revenues under this program have not been significant to date.

The Company also uses a One-Stent program to demonstrate its confidence in the CorPath System’s ability to help accurately measure anatomy and precisely place only one stent per lesion. The Company provides eligible customers registered under the program a $1 credit against future CorPath Cassette purchases for a qualifying CorPath percutaneous coronary intervention (“PCI”) procedure which uses more than one stent per lesion. The estimated cost of honoring the potential obligation under the stent program is recorded as a reduction of revenue at the time of shipment. These costs have not been significant to date.

The Company records shipping and handling costs as a selling expense in the period incurred, and records payments from customers for shipping costs as a reduction of selling expenses. Such amounts have not been material in the periods presented. The Company recorded medical device excise tax in the amount of $16 and $7 for the three months ended March 31, 2014 and 2015, respectively, which is included in selling, general and administrative expenses.

Revenue Recognition

The CorPath System is a capital medical device used by hospitals and surgical centers to perform heart catheterizations. Use of the CorPath System requires a sterile, single-use cassette (the “CorPath Cassette”), which are sold separately, for each procedure. Products are sold to customers with no rights of return. The Company recognizes revenue on the sale of products when the following criteria are met:

•	Persuasive evidence of an arrangement exists

•	The price to the buyer is fixed or determinable

•	Collectability is reasonably assured

•	Risk of loss transfers and the product is delivered.

In each arrangement, the Company is responsible for installation of the CorPath System and initial user training, which services are deemed essential to the functionality of the system. Therefore, the Company recognizes system revenue when the CorPath System is delivered and installed, and accepted by the end user customer.

Each CorPath System is sold with a standard one year warranty, which provides that the CorPath System will function as intended and during that one year period, the Company will either replace the product or a portion thereof or provide the necessary repair service during the Company’s normal service hours. The Company accrues for the estimated costs of the warranty once the CorPath System revenue is recognized.

The Company generally enters into multiple element arrangements, which include the sale of a CorPath System with an initial order of CorPath Cassettes, and may include either a basic service plan or a premium service plan. The basic service plan provides for an extended warranty period and the premium service plan provides for the extended warranty as well as component upgrades. Deliverables, which are accounted for as separate units of accounting under multiple-element arrangements include: (a) the CorPath System, including delivery installation and initial training, which are subject to customer acceptance and (b) the initial shipment of CorPath Cassettes to the customer, and may include either (c) a basic service plan or (d) a premium service plan.

The Company recognizes revenue on multiple-element arrangements in accordance with Accounting Standards Update (“ASU”) 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements, based on the estimated selling price of each element. In accordance with ASU 2009-13, the Company uses vendor-specific objective evidence (“VSOE”), if available, to determine the selling price of each element. If VSOE is not available, the Company uses third-party evidence (“TPE”) to determine the selling price. If TPE is not available, the Company uses its best estimate to develop the estimated selling price (“BESP”). The Company uses BESP to determine the selling price of its systems as well as the basic and premium service plans. BESP is determined based on estimated costs plus a reasonable margin, and has generally been consistent with the price charged to the customer for such products and services. The determination of BESP also considers the price of the service plans charged to customers when such services are sold separately in subsequent transactions. The Company also uses BESP to determine the selling price of the initial order of cassettes, which considers the price at which it charges its customers when the cassettes are sold separately.

Revenue related to basic service plans is recognized on a straight-line basis over the life of the service contract. Revenue related to premium service plans is recognized over the life of the service contract, with consideration given to the expected timing of costs to be incurred related to the delivery of component upgrades. Revenues from accessories are recorded upon delivery and services provided by the Company outside of a basic or premium service contract are recognized as the services are provided.

There are no performance, cancellation, termination, and refund-type provisions under the Company’s multiple element arrangements.

On January 21, 2011, the Company entered into a distributor agreement with Philips Medical Systems Nederland, B.V. (“Philips”) appointing Philips to be the sole worldwide distributor for the promotion and sale of the Company’s CorPath System. Under the agreement, Philips sold the equipment directly to the end user and the Company was responsible for installation and initial training. Revenue was recognized on a net basis based on the amount billed to Philips and upon acceptance of the system by the end-user customer. At December 31, 2013, Philips owed the Company $125, for systems shipped under the distribution agreement. At December 31, 2014, there were no amounts outstanding from Philips. This agreement with Philips expired on August 7, 2014.

The Company also sells CorPath Cassettes under a CorPath Utilization Program (“CUP”), which is a multi-year arrangement that involves the placement of a CorPath System at a customer’s site free of charge and the customer agrees to purchase a minimum number of CorPath Cassettes each month at a premium over the regular price. The Company records revenue upon shipment of the cassettes based on the selling price of the CorPath Cassettes. The system is capitalized as field equipment in property and equipment and is depreciated on a straight line basis through cost of revenue over the estimated useful life of the system, which generally approximates the length of the CUP program contract, which is typically 36 months. Revenues under this program have not been significant to date.

The Company also uses a One-Stent program to demonstrate its confidence in the CorPath System’s ability to help accurately measure anatomy and precisely place only one stent per lesion. The Company provides eligible customers registered under the program a $1 credit against future CorPath Cassette purchases for a qualifying CorPath percutaneous coronary intervention (“PCI”) procedure which uses more than one stent per lesion. The estimated cost of honoring the potential obligation under the stent program is recorded as a reduction of revenue at the time of shipment. These costs have not been significant to date.

The Company records shipping and handling costs as a selling expense in the period incurred, and records payments from customers for shipping costs as a reduction of selling expenses. Such amounts have not been material in the periods presented. The Company recorded medical device excise tax in the amount of $29 in 2013 and $40 in 2014, which is included in selling, general and administrative expenses.

Research and Development

Research and Development

Costs for research and development are expensed as incurred. Research and development expense consists primarily of salaries, salary-related expenses and costs of contractors and materials.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are realizable. Consistent with all prior periods, the Company did not record any income tax benefit for its operating losses for the three months ended March 31, 2014 and 2015 due to uncertainty regarding future taxable income.

Income Taxes

The Company accounts for income taxes using the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are realizable.

The Company accounts for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. The evaluation of uncertain tax positions is based on factors including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position. The Company evaluates these tax positions on an annual basis. The Company also accrues for potential interest and penalties related to unrecognized tax benefits in income tax expense.

The Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation costs resulting from the issuance of stock-based awards to employees as an expense in the consolidated statements of operations over the requisite service period based on a measurement of fair value for each stock award. The Company recognizes compensation costs resulting from the issuance of stock-based awards to non-employees as an expense in the consolidated statements of operations over the service period based on a measurement of fair value for each stock award at each performance date and period end.

Stock-Based Compensation

The Company recognizes compensation costs resulting from the issuance of stock-based awards to employees as an expense in the consolidated statements of operations over the requisite service period based on a measurement of fair value for each stock award. The Company recognizes compensation costs resulting from the issuance of stock-based awards to non-employees as an expense in the consolidated statements of operations over the service period based on a measurement of fair value for each stock award at each performance date and period end.

Prior to the completion of the reverse acquisition, the fair value of the common stock was determined by the Board of Directors after considering a broad range of factors, including the results obtained from an independent third-party valuation, the illiquid nature of an investment in the Company’s common stock, the Company’s historical financial performance and financial position, the Company’s future prospects and opportunity for liquidity events, and recent sale and offer prices of Common and Preferred Stock in private transactions negotiated at arm’s length. Subsequent to the completion of the reverse acquisition, the fair value of the common stock was obtained from quoted market prices on the OTCQB as provided by OTC Market Groups, Inc.

The following assumptions were used to estimate the fair value of stock options granted using the Black-Scholes-Merton option-pricing model (“Black Scholes Model”):

	Years Ended December 31,
	2013	2014
Risk-free interest rate	0.72% to 1.43%	1.89% to 2.01%
Expected term in years	5.75 to 6.25	6.25
Expected volatility	80%	50%
Expected dividend yield	0%	0%

The risk-free interest rate assumption is based upon observed U.S. government security interest rates with a term that is consistent with the expected term of the Company’s employee stock options. The expected term is based on the average of the vesting period and contractual term of the Company’s options given the lack of historical data available. The Company does not pay a dividend, and is not expected to pay a dividend in the foreseeable future.

Due to a lack of a public market for the Company’s common stock for an extended period of time, the Company utilized comparable public companies’ volatility rates as a proxy of its expected volatility for purposes of the Black-Scholes Model. Stock-based compensation expense is recorded net of estimated forfeitures and is adjusted periodically for actual forfeitures. The Company uses historical data to estimate forfeiture rates. For the year-ended December 31, 2013 and 2014, forfeitures were estimated to be 4.9% and 6.0%, respectively.

Warrant Liability

Warrants

The Company had warrants outstanding to purchase shares of Series A, D and E Redeemable Convertible Preferred Stock, which converted into warrants to purchase shares of common stock immediately prior to the Acquisition. The warrant instruments required mark to market accounting which were recorded in the statements of operations based on their fair values determined using the Black-Scholes model and the fair value of underlying preferred stock.

In connection with the Acquisition, the Company exchanged warrants to purchase 201,178 shares of Corindus, Inc. Series A, D and E Redeemable Convertible Preferred Stock at an average exercise price of $26.63 per share to warrants to purchase 5,029,865 shares of the Company’s common stock at the average exercise price of $1.07. The value of the warrants to purchase shares of Redeemable Convertible Preferred Stock were re-measured at each balance sheet date and any changes in the valuation were expensed in the period through the date of the Acquisition Agreement, at which point they were re-measured for the final time and reclassified to stockholders’ equity.

The Company estimated the fair value of these warrants using the Black-Scholes option pricing model based on the estimated market value of the underlying Redeemable Convertible Preferred Stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends and expected volatility of the price of the underlying redeemable convertible preferred stock. The Company revalued the warrants to purchase Series A and D Redeemable Convertible Preferred Stock on March 31, 2014 using the following assumptions: risk free interest of 1.14%, dividend yield of zero, expected volatility of 80% and expected years of 3.58.

Warrant Liability

The Company reviews the terms of warrants issued in connection with the applicable accounting guidance and classifies warrants as a long-term liability on the consolidated balance sheets if the warrant may conditionally obligate the Company to transfer assets, including repurchase of the Company’s capital stock, at some point in the future. Warrants to purchase shares of redeemable convertible preferred stock met these criteria and therefore required liability-classification. The Company classifies warrants within stockholders’ equity on the consolidated balance sheets if the warrants are considered to be indexed to the Company’s own capital stock, and otherwise would be recorded in stockholders’ equity.

Liability-classified warrants are subject to re-measurement at each balance sheet date, and any change in fair value is recognized as a component of other income (expense) in the consolidated statements of operations. The Company estimates the fair value of these warrants at issuance and each balance sheet date thereafter using the Black-Scholes Model as described in the stock-based compensation section above, based on the estimated market value of the underlying Redeemable Convertible Preferred Stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends and expected volatility of the price of the underlying redeemable convertible preferred stock. The fair value of the Redeemable Convertible Preferred Stock was determined by the Board of Directors after considering a broad range of factors, including the results obtained from an independent third-party valuation, the illiquid nature of an investment in the Company’s Redeemable Convertible Preferred Stock, the Company’s historical financial performance and financial position, the Company’s future prospects and opportunity for liquidity events, and recent sale and offer prices of Common and Preferred Stock in private transactions negotiated at arm’s length.

The Company had warrants outstanding to purchase shares of Series A, D and E Redeemable Convertible Preferred Stock, which converted into warrants to purchase shares of common stock at the date of the Acquisition. Prior to the Acquisition, the warrant instruments required mark-to-market accounting which was recorded in the statements of operations based on their fair values determined using the Black-Scholes Model and the fair value of underlying Preferred Stock. The warrant instruments were re-valued for the last time at the date of the Acquisition and reclassified into stockholders’ equity in 2014.

Concentrations of Credit Risk and Significant Customers

Significant Customers

The Company had three customers which accounted for 78% of its revenues during the three months ended March 31, 2014. The Company had three customers that accounted for 73% of its revenues during the three months ended March 31, 2015. The Company had two customers that accounted for 52% of the accounts receivable balance at December 31, 2014. The Company had two different customers that comprised 38% of the accounts receivable balance at March 31, 2015, exclusive of amounts due from related party, which are disclosed in Note 9.

Concentrations of Credit Risk and Significant Customers

The Company had one customer, Philips, who accounted for approximately 71% and 11% of its revenues in 2013 and 2014, respectively. Philips also accounted for approximately 78% and 0% of its accounts receivables at December 31, 2013 and 2014, respectively. The Company had no other customers that accounted for greater than 10% of its revenues or greater than 10% of its accounts receivable as of December 31, 2013.

The Company had the following other customers that accounted for greater than 10% of its revenues in 2014:

Customer	Percent of Revenues
A	27%
B	11%
C	12%
D	10%

Additionally, Customer C accounted for 27% of the Company’s accounts receivable balance at December 31, 2014. The Company also had one other customer that accounted for 25% of its accounts receivable balance at December 31, 2014, but did not exceed 10% of its revenues in 2014.

The Company has no significant off-balance sheet risk such as foreign exchange contracts, option contracts, or other hedging arrangements.

Related-Party Transactions

Related-Party Transactions

On January 21, 2011, the Company entered into a distributor agreement with Philips appointing Philips to be the sole distributor for the promotion and sale of the Company’s CorPath System. The agreement was terminated on August 7, 2014. The Company continues to sell CorPath Systems through Philips on a sale by sale basis under a non-exclusive arrangement under mutually agreeable terms, which may include a continued level of discounted pricing, until such time the Company either executes a new distribution arrangement with Philips or the Company no longer does business with Philips.

For the years ended December 31, 2013 and 2014, the Company recorded revenues of $630 and $315, respectively, from shipments to Philips under the distribution agreement. At December 31, 2013 and 2014, Philips owed the Company $125 and $0, respectively, resulting from selling activity under the agreement.

In the fourth quarter of 2014, the Company participated in the formation of a not-for-profit, which was established to generate awareness of the health risks linked to the use of fluoroscopy in hospital catheterization. The Company’s Chief Executive Office and one of its senior executives represent two of the three voting members of the board of directors of the entity. As a result, under the voting model used for the consolidation of related parties, which are controlled by a company, the Company has consolidated the financial statements of the entity, which have no assets or liabilities on its balance sheet at December 31, 2014 and expenses of approximately $18.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In January 2015, the FASB issued Financial Accounting Standards Update—Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. Subtopic 225-20, Income Statement—Extraordinary and Unusual Items, previously required that an entity separately classify, present, and disclose extraordinary events and transactions. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 and may be applied prospectively or retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Company is currently assessing the impact of this standard to its consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810) to address financial reporting considerations for the evaluation as to the requirement to consolidate certain legal entities. ASU 2015-02 is effective for fiscal years and for interim periods within those fiscal years beginning after December 15, 2015. The Company is evaluating the impact of ASU 2015-02 and if early adoption is appropriate in future reporting periods.

In April 2015, the FASB issued ASU 2015-03, Interest—Imputation of Interest (Subtopic 835-30) as part of the initiative to reduce complexity in accounting standards. The update requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. ASU 2015-03 is effective for annual periods beginning after December 15, 2015 and for interim periods within those fiscal years. The Company is evaluating the impact of ASU 2015-03, and if early adoption is appropriate in future reporting periods.

Recent Accounting Pronouncements Not Yet Adopted

In May 2014, the FASB issued ASU No. 2014-09 – Revenue from Contracts with Customers (Topic 606). ASU 2014-09 supersedes most of the existing guidance on revenue recognition in Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition. The core principle of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. In applying the revenue model to contracts within its scope, an entity will need to (i) identify the contract(s) with a customer (ii) identify the performance obligations in the contract (iii) determine the transaction price (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASU No. 2014-09 is effective for public entities for annual and interim periods beginning after December 15, 2016. The ASU allows for either full retrospective adoption, where the standard is applied to all of the periods presented, or modified retrospective adoption, where the standard is applied only to the most current period presented in the financial statements. The Company is currently assessing the impact of this standard to its consolidated financial statements.

In January 2015, the FASB issued Financial Accounting Standards Update - Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. Subtopic 225-20, Income Statement—Extraordinary and Unusual Items, previously required that an entity separately classify, present, and disclose extraordinary events and transactions. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 and may be applied prospectively or retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Company is currently assessing the impact of this standard to its consolidated financial statements.

Basis of Presentation

Basis of Presentation

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of our financial statements for interim periods in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The information included in this quarterly report on Form 10-Q should be read in conjunction with the audited consolidated financial statements and the accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014 (“2014 Form 10-K”). The Company’s accounting policies are described in the “Notes to Consolidated Financial Statements” in the 2014 Form 10-K and are updated, as necessary, in this Form 10-Q. The year-end condensed consolidated balance sheet data presented for comparative purposes was derived from the audited financial statements, but does not include all disclosures required by U.S. GAAP. The results of operations for the three months ended March 31, 2015, are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

Deferred Public Offering Costs

Deferred Public Offering Costs

The Company has recorded approximately $41 of deferred offering costs associated with the proposed public offering of shares in 2015. The Company’s accounting policy is to record these direct costs as long-term assets included in deposits and other assets on the accompanying consolidated balance sheet at March 31, 2015, and reclassify the costs as a reduction to additional paid-in capital upon the completion of the proposed public offering or write-off the costs if and when the proposed public offering is not completed.